                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          June 30, 2003
                                                        -------------

Check here if Amendment [  ];  Amendment Number:
                                                        -------------

This Amendment (Check only one.):   [ ]    is a restatement.
                                    [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       NewBridge Partners, LLC
            ---------------------------------------------------------
Address:    535 Madison Avenue, 14th floor
            ---------------------------------------------------------
            New York, New York  10022
            ---------------------------------------------------------

Form 13F File Number:         28-5523
                              -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Anna Lynn LaRochelle
            ---------------------------------------------------------
Title:      Operations Manager
            ---------------------------------------------------------
Phone:      (212) 745-1000
            ---------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Anna Lynn LaRochelle          New York, New York           August 12, 2003
------------------------          ------------------           ---------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
                                            ---------------------------------

Form 13F Information Table Entry Total:     62
                                            ---------------------------------

Form 13F Information Table Value Total:     $1,704008
                                            ---------------------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.               Form 13F File Number               Name

          None              28-5523                   NewBridge Partners, LLC
          ----              -------                   -----------------------

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
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                                                                  NewBridge Partners, LLC
                                                              Discretionary Ownership for 13F
                                                             As of June 30, 2003

    (COLUMN 1)            (COLUMN 2)  (COLUMN 3) (COLUMN 4)           (COLUMN 5)               (COLUMN 6)         (COLUMN 7)
       NAME                 TITLE                   FAIR              SHARES OR            INVESTMENT DISCRETION
        OF                    OF        CUSIP     VALUE               PRINCIPAL  PUT/            SHARES             OTHER
      ISSUER                CLASS      NUMBER     x1000                 AMOUNT   CALL     SOLE   SHARED  OTHER      MGRS
-----------------------------------------------------------------------------------------------------------------------------
A O L TIME WARNER           COMMON   00184A105    $1,719     16.0899    106,852          106,852
ABBOTT LABS                 COMMON   002824100      $222     43.7599      5,073            5,073
AFFILIATED COMPUTER S       COMMON   008190100   $80,245     45.7299  1,754,753        1,751,153   700   2,900
ALLERGAN INC COM            COMMON   018490102   $66,194     77.0999    858,543          857,343   400     800
AMERICAN INTL GROUP I       COMMON   026874107   $77,789     55.1799  1,409,727        1,407,381   400   1,946
AMGEN INC COM               COMMON   031162100   $86,252     65.9400  1,308,042        1,307,442   600
APOLLO GROUP INC CL A       COMMON   037604105   $45,411     61.8000    734,803          733,553   350     900
APPLIED MATLS INC COM       COMMON   038222105      $437     15.8400     27,585           27,585
BED BATH & BEYOND INC       COMMON   075896100   $54,592     38.8200  1,406,295        1,402,495   600   3,200
BERKSHIRE HATHAWAY IN       COMMON   084670207    $4,340  2,430.0000      1,786            1,786
CELESTICA INC SUB VTG       COMMON   15101Q108      $449     15.7600     28,491           28,491
CISCO SYSTEMS INC COM       COMMON   17275R102   $80,177     16.7900  4,775,305        4,767,605 1,000   6,700
CITIGROUP INC COM           COMMON   172967101   $81,778     42.8000  1,910,693        1,906,293 1,000   3,400
CLEAR CHANNEL COMMUNI       COMMON   184502102   $85,500     42.3900  2,016,982        2,014,882   600   1,500
DELL COMPUTER CORP CO       COMMON   247025109      $828     31.8400     26,005           26,005
DU PONT E I DE NEMOUR       COMMON   263534109      $312     41.6400      7,500            7,500
E M C CORP MASS COM         COMMON   268648102      $875     10.4700     83,582           83,582
EBAY INC COM                COMMON   278642103      $842    104.0000      8,099            8,099
ELECTRONIC ARTS INC C       COMMON   285512109      $772     73.9000     10,441           10,441
EXXON CORPORATION           COMMON   30231G102      $352     35.9100      9,800            9,800
FEDERAL HOME LN MTG C       COMMON   313400301   $66,176     50.7700  1,303,454        1,300,604   250   2,600
FEDERAL NAT MORTGAGE        COMMON   313586109      $381     67.4400      5,650            5,650
FIRST DATA CORP COM         COMMON   319963104   $79,277     41.4400  1,913,062        1,907,312   850   4,900
FOREST LABS INC COM         COMMON   345838106   $86,742     54.7500  1,584,334        1,581,484   650   2,200
GENERAL ELEC CO             COMMON   369604103    $7,963     28.6801     68,454           68,454
GENERAL MTRS CORP CL        COMMON   370442832      $594     12.8100     46,404           46,404
HARLEY DAVIDSON INC C       COMMON   412822108   $31,779     39.8600    797,275          795,675   600   1,000
HOME DEPOT INC COM          COMMON   437076102    $1,416     33.1202     42,743           42,743
HUNTINGTON BANCSHARES       COMMON   446150104    $1,005     19.5100     51,500           51,500
I B M                       COMMON   459200101      $672     82.5028      8,141            8,141
IMATION CORP COM            COMMON   45245A107      $319     37.8200      8,443            8,443
INTEL CORP COM              COMMON   458140100    $1,278     20.8100     61,395           61,395
INTERSIL HLDG CORP CL       COMMON   46069S109      $500     26.6100     18,802           18,802
INTUIT INC COM              COMMON   461202103   $68,539     44.6000  1,536,751        1,533,476   525   2,750
JOHNSON & JOHNSON           COMMON   478160104      $581     51.6999     11,248            8,048         3,200
KOHLS CORP COM              COMMON   500255104   $60,325     51.3800  1,174,089        1,171,814   475   1,800
LABORATORY CORP AMER        COMMON   50540R409   $30,832     30.1500  1,022,629        1,022,629
L-3 COMMUNICATIONS HL       COMMON   502424104   $59,094     43.4900  1,358,792        1,356,292   600   1,900
MEDTRONIC INC COM           COMMON   585055106   $76,780     47.9700  1,600,591        1,596,141   950   3,500
MERCK & CO INC              COMMON   589331107    $1,197     60.5498     19,767           18,767         1,000
MERRILL LYNCH & CO IN       COMMON   590188108   $80,780     46.6800  1,730,502        1,727,952   350   2,200
MICROSOFT CORP COM          COMMON   594918104    $5,538     25.6400    215,992          204,992        11,000
NOKIA CORP ADR SPONSO       COMMON   654902204      $656     16.4300     39,916           39,916
NVIDIA CORP COM             COMMON   67066G104      $129     11.1676     11,531           11,531
ORACLE SYS CORP             COMMON   68389X105      $549     12.0100     45,736           45,736
PFIZER INC                  COMMON   717081103   $60,499     34.1500  1,771,554        1,768,754 1,000   1,800
PIXAR COM                   COMMON   725811103      $353     60.5799      5,832            5,832
PRINS RECYCLING CORP        COMMON   742544109        $0      0.0000     18,000           18,000
QLOGIC CORP COM             COMMON   747277101      $435     48.2401      9,018            9,018
QUALCOMM INC COM            COMMON   747525103   $38,241     35.9400  1,064,014        1,063,664   350
S L M CORPORATION COM       COMMON   78442P106   $96,193     39.1700  2,455,777        2,450,977   900   3,900
SCHWAB CHARLES CORP N       COMMON   808513105      $398     10.0900     39,426           39,426
SIEBEL SYS INC COM          COMMON   826170102      $302      9.4830     31,877           31,877
SUN MICROSYSTEMS INC        COMMON   866810104      $379      4.6500     81,429           81,429
SYMANTEC CORP COM           COMMON   871503108   $35,246     43.9100    802,681          800,731   450   1,500
TEVA PHARMACEUTICAL I       COMMON   881624209   $36,037     56.9000    633,337          631,962   250   1,125
TEXAS INSTRS INC COM        COMMON   882508104   $33,589     17.6000  1,908,484        1,904,434   750   3,300
UTSTARCOM INC COM           COMMON   918076100      $928     35.6400     26,025           26,025
WAL MART STORES INC         COMMON   931142103    $2,178     53.6694     40,587           39,587         1,000
XILINX INC COM              COMMON   983919101      $324     29.1276     11,118           11,118
XM SATELLITE RADIO IN       COMMON   983759101      $288     10.9900     26,185           26,185
ZIMMER HLDGS INC COM        COMMON   98956P102   $66,430     45.0500  1,474,577        1,470,327   700   3,550

TOTAL                                         $1,704,008

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    (COLUMN 1)                      (COLUMN 8)
       NAME                     VOTING AUTHORITY
        OF                            SHARES
      ISSUER               SOLE       SHARED        OTHER
-----------------------------------------------------------
A O L TIME WARNER          35,730           0       71,122
ABBOTT LABS                     0           0        5,073
AFFILIATED COMPUTER S   1,101,973       1,620      651,160
ALLERGAN INC COM          488,421         860      369,262
AMERICAN INTL GROUP I     892,285       1,754      515,688
AMGEN INC COM             830,196       1,695      476,151
APOLLO GROUP INC CL A     427,116       1,000      306,687
APPLIED MATLS INC COM      20,400           0        7,185
BED BATH & BEYOND INC     808,107       2,085      596,103
BERKSHIRE HATHAWAY IN           0           0        1,786
CELESTICA INC SUB VTG      18,966           0        9,525
CISCO SYSTEMS INC COM   2,564,864      22,295    2,188,146
CITIGROUP INC COM       1,039,241       2,495      868,957
CLEAR CHANNEL COMMUNI   1,266,192       1,935      748,855
DELL COMPUTER CORP CO      11,850           0       14,155
DU PONT E I DE NEMOUR           0           0        7,500
E M C CORP MASS COM        48,142           0       35,440
EBAY INC COM                5,659           0        2,440
ELECTRONIC ARTS INC C       8,396           0        2,045
EXXON CORPORATION               0           0        9,800
FEDERAL HOME LN MTG C     811,145         885      491,424
FEDERAL NAT MORTGAGE            0           0        5,650
FIRST DATA CORP COM     1,198,434       2,350      712,278
FOREST LABS INC COM       944,076       1,845      638,413
GENERAL ELEC CO               450           0       68,004
GENERAL MTRS CORP CL       33,594           0       12,810
HARLEY DAVIDSON INC C     468,956       1,145      327,174
HOME DEPOT INC COM            451           0       42,292
HUNTINGTON BANCSHARES           0           0       51,500
I B M                           0           0        8,141
IMATION CORP COM            5,923           0        2,520
INTEL CORP COM              4,695           0       56,700
INTERSIL HLDG CORP CL      15,937           0        2,865
INTUIT INC COM            978,298       1,630      556,823
JOHNSON & JOHNSON               0           0       11,248
KOHLS CORP COM            719,638       1,155      453,296
LABORATORY CORP AMER      565,389          50      457,190
L-3 COMMUNICATIONS HL     946,263       1,600      410,929
MEDTRONIC INC COM         904,622       2,235      693,734
MERCK & CO INC                  1           0       19,766
MERRILL LYNCH & CO IN     952,902       2,175      775,425
MICROSOFT CORP COM         35,650           0      180,342
NOKIA CORP ADR SPONSO      32,548           0        7,368
NVIDIA CORP COM             9,071           0        2,460
ORACLE SYS CORP            33,805           0       11,931
PFIZER INC                990,741       2,695      778,118
PIXAR COM                   4,507           0        1,325
PRINS RECYCLING CORP       18,000           0            0
QLOGIC CORP COM             7,208           0        1,810
QUALCOMM INC COM          674,251         440      389,323
S L M CORPORATION COM   1,415,171       2,220    1,038,386
SCHWAB CHARLES CORP N       5,501           0       33,925
SIEBEL SYS INC COM         24,612           0        7,265
SUN MICROSYSTEMS INC       58,729           0       22,700
SYMANTEC CORP COM         463,216       2,095      337,370
TEVA PHARMACEUTICAL I     384,837         290      248,210
TEXAS INSTRS INC COM    1,179,342         875      728,267
UTSTARCOM INC COM          19,635           0        6,390
WAL MART STORES INC             1           0       40,586
XILINX INC COM              9,823           0        1,295
XM SATELLITE RADIO IN      20,240           0        5,945
ZIMMER HLDGS INC COM      757,336       2,125      715,116

TOTAL